SECURITIES - Other-Than-Temporary Impairment (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Securities considered other than temporary impairment	$ 0	$ 0	$ 0